UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22171
                                                     ---------

                                  UBS Enso Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                  UBS ENSO FUND
                       FINANCIAL STATEMENTS IN LIQUIDATION
                                   (UNAUDITED)


                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                                  UBS ENSO FUND
                       FINANCIAL STATEMENTS IN LIQUIDATION
                                   (UNAUDITED)


                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009








                                    CONTENTS

Statement of Assets and Liabilities in Liquidation.............................1

Statement of Operations in Liquidation.........................................2

Statements of Changes in Net Assets in Liquidation.............................3

Financial Highlights ..........................................................4

Notes to Financial Statements..................................................6

                                                                   UBS ENSO FUND
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                (IN LIQUIDATION)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

ASSETS

Investment in Central African Gold, at fair value (cost $0)            $     --
Cash and cash equivalents                                               509,220
--------------------------------------------------------------------------------

TOTAL ASSETS                                                            509,220
--------------------------------------------------------------------------------

LIABILITIES


TOTAL LIABILITIES                                                            --
--------------------------------------------------------------------------------

NET ASSETS                                                             $509,220
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE* (PRIOR TO FINAL LIQUIDATION DISTRIBUTION)   $   1.40
--------------------------------------------------------------------------------
  *BASED ON 364,285 SHARES OUTSTANDING




   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                                   UBS ENSO FUND
                                                         STATEMENT OF OPERATIONS
                                                                (IN LIQUIDATION)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $       237
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                     237
--------------------------------------------------------------------------------

EXPENSES

Professional fees                                                           217
Management Fee                                                           72,961
Offering costs                                                          107,500
Administration fee                                                       52,500
Custody fee                                                              14,500
Directors' fee                                                           19,000
Insurance                                                                73,765
Interest expense                                                          1,330
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          341,773
--------------------------------------------------------------------------------

REIMBURSEMENT BY ADVISER                                               (178,269)
--------------------------------------------------------------------------------

NET EXPENSES                                                            163,504
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (163,267)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
  Investments                                                        (4,995,026)
  Swaps                                                                 200,824
  Foreign currency transactions                                         (81,025)
Net change in unrealized appreciation/depreciation from:
  Investments and foreign currency transactions                       6,120,068
  Swaps                                                                 (61,633)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                1,183,208
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS                  $ 1,019,941
--------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                                                  UBS ENSO FUND
                                                                                             STATEMENT OF CHANGES IN NET ASSETS
                                                                                                               (IN LIQUIDATION)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PERIOD FROM JUNE 1, 2008
                                                                           PERIOD FROM JANUARY 1,          (COMMENCEMENT OF
                                                                           2009 TO JUNE 30, 2009        OPERATIONS) TO DECEMBER
                                                                                (UNAUDITED)                    31, 2008
-------------------------------------------------------------------------------------------------------------------------------

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment loss                                                        $   (163,267)                 $   (166,578)
    Net realized loss from investments, swaps and
          foreign currency transactions                                          (4,875,227)                   (8,647,373)
    Net change in unrealized appreciation/(depreciation) from
          investments, swaps and foreign currency transactions                    6,058,435                    (6,058,435)
                                                                               ------------                  ------------

NET INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS                     1,019,941                   (14,872,386)
                                                                               ------------                  ------------


DECREASE FROM DISTRIBUTIONS:

    Distribution to shareholders from return of capital                         (18,797,104)                           --
    Distribution to shareholders from return of investment income                                                (280,931)
                                                                               ------------                  ------------

     TOTAL DISTRIBUTIONS                                                        (18,797,104)                     (280,931)
                                                                               ------------                  ------------

INCREASE FROM CAPITAL TRANSACTIONS:

    Net proceeds from shareholders' subscriptions                                        --                    33,063,200
    Reinvestment of distributions                                                        --                       276,500
                                                                               ------------                  ------------

NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                     --                    33,339,700
                                                                               ------------                  ------------

     TOTAL INCREASE/(DECREASE) IN NET ASSETS                                    (17,777,163)                   18,186,383
                                                                               ------------                  ------------

NET ASSETS:
    Beginning of period                                                          18,286,383                       100,000
                                                                               ------------                  ------------

    End of period*                                                             $    509,220                  $ 18,286,383
                                                                               ============                  ============

*INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME                                 $         --                  $    261,801
                                                                               ============                  ============




   The accompanying notes are an integral part of these financial statements.

                                                                                                         UBS ENSO FUND

                                                                                                  FINANCIAL HIGHLIGHTS
                                                                                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------

                                                                                                         JUNE 30, 2009

----------------------------------------------------------------------------------------------------------------------
The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                        PERIOD FROM JANUARY 1, 2009
                                                                                             TO JUNE 30, 2009

   PER SHARE OPERATING PERFORMANCE:
     Net asset value per share, January 1, 2009                                                    $50.20
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss(a)                                                                          (.45)
     Net realized and unrealized gain from investments, swaps and foreign currency
     transactions                                                                                    3.25
                                                                                                 --------
       TOTAL FROM INVESTMENT OPERATIONS:                                                             2.80

   DISTRIBUTIONS:


     Distribution from return of capital                                                           (51.60)
                                                                                                 --------
   NET ASSET VALUE PER SHARE, JUNE 30, 2009                                                         $1.40
                                                                                                 ========

   RATIO/SUPPLEMENTAL DATA:
     Ratio of net investment loss to average net assets(b)                                         (3.55%)

     Ratio of total expenses to average net assets before reimbursement from
     Adviser(c)                                                                                     7.43%

     Ratio of reimbursement by Adviser to average net assets(b)                                     3.88%

     Ratio of net expenses to average net assets(b)                                                 3.55%

     Portfolio turnover rate                                                                         173%

     Total return(c)                                                                                6.31%


     Net asset value at end of period                                                            $509,220


       (a)  Based on average shares outstanding of 364,285.

       (b)  Annualized.

       (c)  Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the  Fund's  interest  on the last  day of the  period  noted,  after  Incentive  Fee to the  Adviser,  if applicable,  and does not reflect the deduction of sales loads, if any,  incurred when  subscribing to the
            Fund. Total returns for a period of less than a full year are not annualized.  An individual shareholder's ratios and return may vary from the above based on  Incentive  Fee, if  applicable,  and the timing of the capital transactions.




   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                                                                         UBS ENSO FUND

                                                                                                  FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------

                                            Period from June 1, 2008 (Commencement of Operations) to December 31, 2008

----------------------------------------------------------------------------------------------------------------------
   The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                         PERIOD FROM JUNE 1, 2008
                                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                                           TO DECEMBER 31, 2008

   PER SHARE OPERATING PERFORMANCE:

     Net asset value per share, June 1, 2008(a)                                                    $98.83

   INCOME FROM INVESTMENT OPERATIONS:

     Net investment loss(b)                                                                          (.53)
     Net realized and unrealized loss from investments, short sales, derivative
     contracts and foreign currency transactions                                                   (47.32)
                                                                                                 --------
     TOTAL FROM INVESTMENT OPERATIONS:                                                             (47.85)

   DISTRIBUTIONS:

     Distribution from net investment income                                                         (.78)
                                                                                                 --------
   NET ASSET VALUE PER SHARE, DECEMBER 31, 2008                                                    $50.20
                                                                                                 ========

   RATIO/SUPPLEMENTAL DATA:

     Ratio of net investment loss to average net assets(c)                                          (1.63%)

     Ratio of total expenses to average net assets before reimbursement from
     Adviser(c)                                                                                     10.07%

     Ratio of reimbursement by Adviser to average net assets(c,d)                                    6.76%

     Ratio of net expenses to average net assets(c,d)                                                3.31%

     Portfolio turnover rate                                                                       314.94%

     Total return(e)                                                                               (49.05%)


     Net asset value at end of year                                                             $18,286,383


       (a)  Amount includes ($1.17) of organizational cost incurred prior to commencement of operations of the Fund.

       (b)  Based on average Shares outstanding of 314,313.

       (c)  Annualized.

       (d)  Excluding the impact of $125,000 of the total $689,660  Reimbursement  by Adviser (which  $125,000  amount represents  reimbursement of organizational  costs expensed prior to the commencement of operations),  the ratio of expenses after Adviser  reimbursement is equal to 4.54% on an annualized  basis.  This percentage reflects  the impact of the Expense  Limitation &  Reimbursement  Agreement  which  limits  non-investment related expenses to 3.25% per annum and the impact of dividend and trading expenses, which equal 1.29% per annum.

       (e)  Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the  Fund's  interest  on the last  day of the  period  noted,  after  Incentive  Fee to the  Adviser,  if applicable,  and does not reflect the deduction of sales loads, if any,  incurred when  subscribing to the
            Fund.  Total returns for a period of less than a full year are not  annualized.  An individual  Investor's ratios and return may vary from the above based on  Incentive  Fee, if  applicable,  and the timing of the capital transactions.




   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                                                   UBS ENSO FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       LIQUIDATION OF UBS ENSO FUND

         On January 20, 2009, the Board of Directors voted and approved the liquidation of the Fund and its assets in accordance with the Trust Agreement Section 3808(e) of the Delaware Statutory Trust Act (the "Delaware Act"). The Directors appointed UBSFA as the Liquidator of the Fund and delegated to UBSFA the authority to take all actions necessary to conclude the affairs of the Fund and distribute any remaining assets to the Fund's members in accordance with the Delaware Act.

         On April 22, 2009, the Fund paid $18,797,104 to its shareholders. The Fund is seeking to liquidate its last investment and anticipates making a final distribution in the second half of 2009.

2.       ORGANIZATION

         UBS Enso Fund (the "Fund") was formed on November 13, 2007 as a statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. Prior to the liquidation of the Fund (as discussed above), the Fund's investment objective was to achieve consistent, risk-adjusted returns that are uncorrelated to both general market indices and hedge fund indices, while preserving capital and minimizing downside risk and volatility. The Fund seeks to achieve its investment objective by investing both long and short in a broad portfolio of global equity securities. The Fund commenced operations on June 1, 2008.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Enso Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA, or the "Administrator") and Enso Capital Management LLC ("Enso"). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Investment professionals employed by Enso serve as the Fund's portfolio manager (the "Portfolio Manager") and provide day-to-day management of the Fund's investment portfolio, under the oversight of UBSFA's personnel. UBSFA is a direct, wholly owned subsidiary of UBS Americas, Inc. ("UBS Americas"), which, in turn, is an indirect wholly owned subsidiary of UBS AG, a Swiss bank. UBSFA is registered as an investment adviser under the Advisers Act. UBSFA and its affiliates provide investment advisory services to registered investment companies, private investment funds and individual accounts.

3.       SIGNIFICANT ACCOUNTING POLICIES

         A.       PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include (if applicable) in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

              a. Equity securities (segregated by industry type, company size, or investment objective)
              b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
              c. Debt securities issued by states of the United States and political subdivisions of the states
              d.   Debt securities issued by foreign governments
              e.   Corporate debt securities
              f.   Residential mortgage-backed securities
              g.   Commercial mortgage-backed securities
              h.   Collateralized debt obligations
              i.   Other debt obligations

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. PORTFOLIO VALUATION (CONTINUED)

         The Fund's only investment is in Central African Gold which is fair-valued at zero and classified as a Level 3 security.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

---------------------------------------------------------------------------------------------------------------------------------
                             BALANCE AS                                CHANGE IN                   TRANSFERS
                                 OF         ACCRUED                    UNREALIZED       NET        IN AND/OR
                              DECEMBER     DISCOUNTS      REALIZED    APPRECIATION/  PURCHASES/      OUT OF      BALANCE AS OF
DESCRIPTION                   31, 2008     /PREMIUMS    GAIN/ (LOSS)  DEPRECIATION    (SALES)       LEVEL 3      JUNE 30, 2009
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
        EQUITY SWAPS
---------------------------------------------------------------------------------------------------------------------------------
        Diversified
        Minerals                  13,369       --          37,263       (13,369)      (37,263)          --             --
---------------------------------------------------------------------------------------------------------------------------------
        TOTAL EQUITY SWAPS        13,369       --          37,263       (13,369)      (37,263)          --             --
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
        ENDING BALANCE            13,369                   37,263       (13,369)      (37,263)          --             --
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

         Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors, in consultation with the Adviser.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

         In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current fair value. The only security the fund holds is valued at zero.

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets and Liabilities.

         B.       SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.       FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and shareholders; all costs with respect to communications to

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.       FUND EXPENSES (CONTINUED)

         shareholders; and other types of expenses approved by the Directors. Offering costs are amortized to expense over twelve months on a straight line basis.

         For the period from June 1, 2008 through and including May 31, 2011, the Adviser has agreed that pursuant to an Expense Limitation Reimbursement Agreement ("the Agreement") that it will not be entitled to receive all or a portion of its advisory and administration fees (collectively, "Management Fees"), or that it will pay or absorb the ordinary operating expenses since the inception of the Fund (November 13, 2007) (or a combination of each of the foregoing), to the extent necessary to limit the specific offering, organizational and ordinary operating expenses of the Fund to 3.25% per annum of the Fund's Net Asset Value (the "Expense Limitation") which will be determined monthly or otherwise in a manner consistent with the investment advisory and administration agreements between the Fund and the Adviser, or as required by applicable law. In any month, the Adviser shall reimburse the Fund for specified expenses over the Expense Limitation by first foregoing at that time its monthly Management Fees and then by directly reimbursing the Fund for any additional excess specified expenses over the Expense Limitation for such month.

         In consideration of the Adviser's agreement to limit the Fund's expenses as provided under the Agreement, the Fund agrees to carry forward the amount of specific offering, organizational and ordinary operating expenses paid or absorbed by the Adviser, for a period not to exceed three (3) years from the date on which such expense is incurred by the Adviser ("Excess Operating Expenses") and to reimburse the Adviser in the amount of such Excess Operating Expenses as promptly as possible, on a monthly basis, but only to the extent that such reimbursement does not cause the Fund's annualized expenses for the fiscal year in which such reimbursement would otherwise be made to exceed the Expense Limitation. No such reimbursement shall be paid after the termination of this agreement on May 31, 2011.

         For the period January 1, 2009 to June 30, 2009, the Adviser reimbursed $178,269 of expenses as part of the Agreement. The total amount of reimbursement of $571,420 has been reimbursed by the fund, as per the Agreement.

         D.       INCOME TAXES

         The Fund intends to elect and to qualify, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

         The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.       INCOME TAXES (CONTINUED)

         be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         At December 31, 2008, the UBS Enso Fund had a capital loss carry-forward of $3,955,354 available to offset future capital gains. If not utilized against future capital gains, this capital loss carry-forward will expire on December 31, 2016.

         Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, UBS Enso Fund will defer post-October capital losses of $3,295,314 to the fiscal year ended December 31, 2009.

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets and Liabilities.

         F.       USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

4.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay the Administrator and the Adviser a monthly fee at an annual rate of .50% ("Management Fee") and 1.50% ("Advisory Fee"), respectively, of the Fund's net assets for the month. The UBS Management Fee and Advisory Fee are paid to UBSFA out of the Fund's assets and debited against the shareholders' capital account. A portion of the Advisory Fee is paid by UBSFA to Enso Capital Management, LLC.

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

4.       RELATED PARTY TRANSACTIONS (CONTINUED)

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period ended June 30, 2009, UBS FSI and its affiliates earned brokerage commissions of $5,019 from portfolio transactions executed on behalf of the Fund.

         The shares will be subject to an incentive fee (the "Incentive Fee") payable to the Adviser, generally calculated as of the end of each fiscal year and at certain other times, equal to 20% of the Fund's net profits. For the purposes of calculating the Incentive Fee for any fiscal period, net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the "Cumulative Loss") have been recovered by the Fund, occasionally referred to as a "high water mark" calculation. The Cumulative Loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund's assets in any subsequent fiscal period. There was no Incentive Fee for the period from January 1, 2009 to June 30, 2009.

         Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period ended June 30, 2009 were $19,000.

         As described in the prospectus, certain brokerage arrangements provide that Enso Capital Management, LLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by Enso Capital Management, LLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by Enso Capital Management, LLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by Enso Capital Management, LLC.

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

5.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Servicing (U.S.), Inc. ("PNC") formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and shareholder related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

6.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period ended June 30, 2009 amounted to $11,354,742 and $21,978,783 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $330,540 and $320,829, respectively.

7.       SHARE CAPITAL AND NET ASSET VALUE

         Pursuant to the Fund prospectus, the Fund has an authorized share capital of $500,000,000. Capital share transactions of outstanding Shares in the Fund as of June 30, 2009 are summarized as follows:

           Outstanding Shares     Subscriptions      Reinvestment of       Redemptions       Outstanding Shares    Net Asset Value
            January 1, 2009                           Distributions                            June 30, 2009          Per Share
         ---------------------------------------------------------------------------------------------------------------------------

                364,285                --                  --                  --                 364,285               $1.40

8.       DUE TO BROKER

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities or cash as collateral for the margin borrowings, which are maintained in a segregated

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8.       DUE TO BROKER (CONTINUED)

         account, held by the Custodian. The Fund had no borrowings outstanding at June 30, 2009. During the fiscal period ended June 30, 2009, the Fund recorded no interest expense.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund may hold include foreign currency forwards and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities.

         Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets and Liabilities. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

         When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current fair value.

         On January 1, 2009, the Fund adopted the FASB released Statement of Financial Accounting Standards No. 161 DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The adoption of FAS 161 did not have a material impact on the Fund.

10.      INDEMNIFICATION AND FINANCIAL GUARANTEES

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

11.      SUBSEQUENT EVENT

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Enso Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.